Note 13 - Financial assets at fair value through other comprehensive income - Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets (Details) - EUR (€)
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities [Member]
Financial assets at fair value throught other comprehensive income Line Items
Total Financial Assets At The Beginning	€ 1,760,000,000	€ 943,000,000	€ 1,557,000,000
Effects of changes in accounting policies IFRS 9			(58,000,000)
Valuation gains and losses	489,000,000	1,267,000,000	(640,000,000)
Amounts transferred to income	(72,000,000)	(119,000,000)	(137,000,000)
Income tax financial assets at fair value	(107,000,000)	(331,000,000)	221,000,000
Total Financial Assets At The End	2,069,000,000	1,760,000,000	943,000,000
Equity instruments [Member]
Financial assets at fair value throught other comprehensive income Line Items
Total Financial Assets At The Beginning	(403,000,000)	(155,000,000)	84,000,000
Effects of changes in accounting policies IFRS 9			(40,000,000)
Valuation gains and losses	(876,000,000)	(238,000,000)	(174,000,000)
Imports Trasferred To Reserves Debt Securities	0	0	0
Income tax financial assets at fair value	23,000,000	(10,000,000)	(25,000,000)
Total Financial Assets At The End	€ (1,256,000,000)	€ (403,000,000)	€ (155,000,000)